Initial Public Offering -Additional Information (Details) - Reinvent Technology Partners Y [Member] - USD ($)		3 Months Ended	6 Months Ended
	Mar. 18, 2021	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering Details [Line Items]
Sale of price per share (in Dollars per share)		$ 9.20
Warrants to be issued, description	Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant. Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit will consist of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
Deferred Legal Fees			$ 18,182
IPO [Member]
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	97,750,000	85,000,000
Sale of price per share (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds	$ 977,500,000
Offering cost	54,500,000
Deferred underwriting commissions	$ 34,200,000
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Issuance of initial public offering (in Shares)	12,750,000	97,750,000
Sale of price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 977,500,000
Deferred underwriting commissions	34,200,000
Deferred Legal Fees	$ 18,000